White Oak Select Growth Fund
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS - 99.51% Shares Fair Value
COMMUNICATIONS - 14.36%
Internet Media & Services - 14.36%
Airbnb, Inc. - Class A
(a)
26,800 $ 4,060,736
Alphabet, Inc. - Class A 58,802 20,941,156
Alphabet, Inc. - Class C 79,456 28,337,983
Meta Platforms, Inc. - Class A 29,151 16,228,653
69,568,528
CONSUMER DISCRETIONARY - 13.45%
E-Commerce Discretionary - 9.59%
Amazon.com, Inc.
(a)
170,913 46,416,553
Retail - Discretionary - 3.86%
Lowe's Companies, Inc. 90,000 18,702,900
ENERGY - 2.02%
Oil & Gas Producers - 1.12%
EOG Resources, Inc. 36,547 5,434,173
Oil & Gas Services & Equipment - 0.90%
SLB Ltd. 87,969 4,362,383
FINANCIALS - 18.76%
Asset Management - 6.17%
Charles Schwab Corp. (The) 284,100 29,898,684
Banking - 6.60%
JPMorgan Chase & Co. 90,894 31,975,600
Institutional Financial Services - 1.72%
State Street Corp. 45,300 8,342,448
Insurance - 4.27%
Chubb Ltd. 58,937 20,668,027
HEALTH CARE - 17.07%
Biotech & Pharma - 10.16%
Amgen, Inc. 69,335 26,705,069
Bristol-Myers Squibb Co. 71,924 4,697,356
Novartis AG - ADR 114,060 17,810,469
49,212,894
Health Care Facilities & Services - 4.95%
Cigna Corp. 32,952 9,195,256
Labcorp Holdings, Inc. 47,770 14,770,484
23,965,740
Medical Equipment & Devices - 1.96%
Alcon, Inc.
(b)
138,000 9,513,720
INDUSTRIALS - 2.62%
Electrical Equipment - 2.62%
Rockwell Automation, Inc. 26,392 12,670,271
TECHNOLOGY - 31.23%
Semiconductors - 16.04%
Broadcom, Inc. 40,000 15,571,200

White Oak Select Growth Fund
Schedule of Investments (continued)
July 31, 2026 (Unaudited)
COMMON STOCKS - 99.51% (Continued) Shares Fair Value
TECHNOLOGY - 31.23% (Continued)
Semiconductors - 16.04% (Continued)
KLA Corp. 179,400 $ 32,797,908
NXP Semiconductors NV 66,513 15,242,119
QUALCOMM, Inc. 95,348 14,074,318
77,685,545
Software - 5.21%
Adobe Systems, Inc.
(a)
35,547 8,901,324
Microsoft Corp. 25,500 11,850,360
Salesforce, Inc. 24,324 4,476,103
25,227,787
Technology Hardware - 7.90%
Cisco Systems, Inc. 330,000 38,276,700
Technology Services - 2.08%
Visa, Inc. - Class A 27,475 10,059,422
TOTAL COMMON STOCKS  (Cost $179,899,067) 481,981,375
SHORT-TERM INVESTMENTS - 2.45%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 0.44%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 7/31/2026 and
maturing 8/3/2026, collateralized by U . S . Treasury Securities with rates ranging from 3.50% to 4.25% and maturity dates
ranging from 10/31/2027 to 3/31/2030 with a par value of
$2,153,386 and a collateral value of $2,154, 586 2,112,328 2,112,328
COLLATERAL FOR SECURITIES LOANED - 2.01%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%
(c)
9,727,264 9,727,264
TOTAL SHORT-TERM INVESTMENTS (Cost $11,839,592) 11,839,592
TOTAL INVESTMENTS - 101.96% (Cost $191,738,659) 493,820,967
Liabilities in Excess of Other Assets - (1.96)% (9,476,899)
NET ASSETS - 100.00% $ 484,344,068
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $9,411,896.
(c) Rate disclosed is the seven day effective yield as of July 31, 2026.
ADR - American Depositary Receipt

Pin Oak Equity Fund
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS - 99.27% Shares Fair Value
COMMUNICATIONS - 15.46%
Internet Media & Services - 15.46%
Alphabet, Inc. - Class A 13,900 $ 4,950,207
Alphabet, Inc. - Class C 20,243 7,219,666
Expedia Group, Inc. 19,663 5,795,473
Meta Platforms, Inc. - Class A 8,595 4,784,922
22,750,268
CONSUMER DISCRETIONARY - 7.57%
E-Commerce Discretionary - 7.57%
Amazon.com, Inc.
(a)
41,056 11,149,989
ENERGY - 5.82%
Oil & Gas Producers - 5.82%
APA Corp. 95,721 3,572,308
Devon Energy Corp. 110,612 4,991,919
8,564,227
FINANCIALS - 18.93%
Asset Management - 5.21%
Charles Schwab Corp. (The) 72,810 7,662,525
Institutional Financial Services - 7.86%
Bank of New York Mellon Corp. (The) 58,321 9,117,322
Northern Trust Corp. 13,455 2,451,366
11,568,688
Insurance - 5.86%
Assurant, Inc. 30,900 8,626,971
HEALTH CARE - 18.79%
Biotech & Pharma - 11.84%
Amgen, Inc. 18,500 7,125,460
Gilead Sciences, Inc. 43,145 5,617,910
Regeneron Pharmaceuticals, Inc. 6,139 4,681,786
17,425,156
Health Care Facilities & Services - 6.95%
McKesson Corp. 8,034 6,878,631
Quest Diagnostics, Inc. 14,417 3,359,305
10,237,936
INDUSTRIALS - 5.55%
Electrical Equipment - 3.20%
Amphenol Corp. - Class A 29,304 4,709,153
Industrial Support Services - 1.36%
Applied Industrial Technologies, Inc. 5,815 2,007,396
Machinery - 0.99%
ESAB Corp. 16,806 1,454,223
MATERIALS - 3.63%
Chemicals - 2.40%
New Linde PLC 7,398 3,539,055

Pin Oak Equity Fund
Schedule of Investments (continued)
July 31, 2026 (Unaudited)
COMMON STOCKS - 99.27% (Continued) Shares Fair Value
MATERIALS - 3.63% (Continued)
Metals & Mining - 1.23%
Newmont Corp. 19,253 $ 1,804,199
TECHNOLOGY - 23.52%
Semiconductors - 9.11%
Cirrus Logic, Inc.
(a)
24,496 3,168,558
KLA Corp. 56,060 10,248,889
13,417,447
Software - 2.81%
Akamai Technologies, Inc.
(a)
27,507 3,168,256
Pegasystems, Inc. 31,660 967,213
4,135,469
Technology Services - 11.60%
Amdocs Ltd. 66,587 3,710,228
Paychex, Inc. 34,649 4,048,389
Visa, Inc. - Class A 25,443 9,315,445
17,074,062
TOTAL COMMON STOCKS  (Cost $59,502,381) 146,126,764
SHORT-TERM INVESTMENTS - 0.71%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 0.71%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 7/31/2026 and
maturing 8/3/2026, collateralized by U.S. Treasury Securities with rates ranging from 3.50% to 4.25% and maturity dates
ranging from 10/31/2027 to 3/31/2030 with a par value of
$1,071,071 and a collateral value of $1,071,668 1,050,649 1,050,649
TOTAL SHORT-TERM INVESTMENTS (Cost $1,050,649) 1,050,649
TOTAL INVESTMENTS - 99.98% (Cost $60,553,030) 147,177,413
Other Assets in Excess of Liabilities - 0.02% 24,957
NET ASSETS - 100.00% $ 147,202,370
(a) Non-income producing security.

Rock Oak Core Growth Fund
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS - 98.13% Shares Fair Value
COMMUNICATIONS - 3.74%
Internet Media & Services - 3.74%
Expedia Group, Inc. 1,722 $ 507,542
CONSUMER DISCRETIONARY - 1.41%
Wholesale - Discretionary - 1.41%
Pool Corp. 1,030 191,281
ENERGY - 9.36%
Oil & Gas Producers - 9.36%
APA Corp. 11,313 422,201
Devon Energy Corp. 10,125 456,941
Murphy USA, Inc.
(a)
644 391,398
1,270,540
FINANCIALS - 13.42%
Institutional Financial Services - 6.83%
Northern Trust Corp. 2,476 451,102
Virtu Financial, Inc. - Class A 8,100 475,713
926,815
Insurance - 6.59%
Assurant, Inc. 1,830 510,918
Hartford Financial Services Group, Inc. (The) 2,702 383,441
894,359
HEALTH CARE - 18.31%
Biotech & Pharma - 10.00%
Exelixis , Inc.
(a)(b)
11,874 629,678
Jazz Pharmaceuticals PLC
(b)
2,169 548,453
Viatris , Inc. 10,205 179,200
1,357,331
Health Care Facilities & Services - 8.31%
Cardinal Health, Inc. 2,711 623,611
Quest Diagnostics, Inc. 2,165 504,467
1,128,078
INDUSTRIALS - 26.27%
Aerospace & Defense - 2.93%
TransDigm Group, Inc. 317 397,638
Commercial Support Services - 3.60%
Republic Services, Inc. 2,323 489,108
Electrical Equipment - 4.86%
BWX Technologies, Inc. 2,070 349,209
Rockwell Automation, Inc. 645 309,652
658,861
Industrial Support Services - 4.92%
Applied Industrial Technologies, Inc. 1,936 668,327
Machinery - 9.96%
Curtiss-Wright Corp. 628 454,672
ESAB Corp. 2,137 184,915
Nordson Corp. 1,839 547,617

Rock Oak Core Growth Fund
Schedule of Investments (continued)
July 31, 2026 (Unaudited)
COMMON STOCKS - 98.13% (Continued) Shares Fair Value
INDUSTRIALS - 26.27% (Continued)
Machinery - 9.96% (Continued)
Symbotic , Inc.
(b)
3,808 $ 163,934
1,351,138
MATERIALS - 10.09%
Chemicals - 3.97%
CF Industries Holdings, Inc. 4,307 539,193
Construction Materials - 3.33%
Carlisle Companies, Inc. 1,255 451,700
Metals & Mining - 2.79%
Newmont Corp. 4,046 379,151
TECHNOLOGY - 15.53%
Software - 2.76%
Veeva Systems, Inc. - Class A
(b)
900 183,402
Zscaler, Inc.
(b)
1,264 191,117
374,519
Technology Hardware - 8.71%
F5, Inc.
(b)
1,445 581,714
NetApp, Inc. 3,363 600,295
1,182,009
Technology Services - 4.06%
Amdocs Ltd. 3,602 200,703
Paychex, Inc. 3,000 350,520
551,223
TOTAL COMMON STOCKS  (Cost $7,211,844) 13,318,813
SHORT-TERM INVESTMENTS - 9.79%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 1.88%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 7/31/2026 and
maturing 8/3/2026, collateralized by U.S. Treasury Securities with rates ranging from 3.50% to 4.25% and maturity dates
ranging from 10/31/2027 to 3/31/2030 with a par value of
$259,936 and a collateral value of $260,081 254,980 254,980
COLLATERAL FOR SECURITIES LOANED - 7.91%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%
(c)
1,073,328 1,073,328
TOTAL SHORT-TERM INVESTMENTS (Cost $1,328,308) 1,328,308
TOTAL INVESTMENTS - 107.92% (Cost $8,540,152) 14,647,121
Liabilities in Excess of Other Assets - (7.92)% (1,074,525)
NET ASSETS - 100.00% $ 13,572,596
(a) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $1,010,511.
(b) Non-income producing security.

Rock Oak Core Growth Fund
Schedule of Investments (continued)
July 31, 2026 (Unaudited)
(c) Rate disclosed is the seven day effective yield as of July 31, 2026.

River Oak Discovery Fund
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS - 93.86% Shares Fair Value
CONSUMER DISCRETIONARY - 2.03%
Retail - Discretionary - 2.03%
Asbury Automotive Group, Inc.
(a)(b)
1,665 $ 385,780
ENERGY - 2.49%
Oil & Gas Producers - 2.49%
Chord Energy Corp. 3,385 475,186
FINANCIALS - 16.99%
Asset Management - 6.06%
AllianceBernstein Holding LP 17,837 655,688
Artisan Partners Asset Management, Inc. - Class A 12,702 498,427
1,154,115
Banking - 3.37%
Axos Financial, Inc.
(a)
6,342 643,142
Insurance - 7.56%
CNO Financial Group, Inc. 14,742 812,137
Selective Insurance Group, Inc. 6,631 628,552
1,440,689
HEALTH CARE - 9.09%
Biotech & Pharma - 2.22%
Innoviva, Inc.
(a)
17,789 373,035
Telix Pharmaceuticals Ltd. - ADR
(a)
5,000 49,450
422,485
Health Care Facilities & Services - 2.74%
Oscar Health, Inc. - Class A
(a)
16,726 522,186
Medical Equipment & Devices - 4.13%
Lantheus Holdings, Inc.
(a)(b)
7,909 788,053
INDUSTRIALS - 21.00%
Aerospace & Defense - 1.10%
AeroVironment, Inc.
(a)(b)
1,406 210,014
Commercial Support Services - 9.00%
Korn Ferry
(b)
9,159 753,511
V2X, Inc.
(a)
10,668 962,680
1,716,191
Industrial Intermediate Prod - 1.38%
Valmont Industries, Inc.
(b)
546 263,008
Industrial Support Services - 5.02%
Applied Industrial Technologies, Inc. 2,770 956,232
Machinery - 4.50%
ESAB Corp. 4,760 411,883
Kadant, Inc. 1,448 445,260
857,143
TECHNOLOGY - 42.26%
Semiconductors - 20.78%
Ambarella, Inc.
(a)
6,083 523,138
Cirrus Logic, Inc.
(a)
3,943 510,027

River Oak Discovery Fund
Schedule of Investments (continued)
July 31, 2026 (Unaudited)
COMMON STOCKS - 93.86% (Continued) Shares Fair Value
TECHNOLOGY - 42.26% (Continued)
Semiconductors - 20.78% (Continued)
Cohu, Inc.
(a)
16,563 $ 794,858
Diodes, Inc.
(a)
6,620 544,959
Kulicke & Soffa Industries, Inc. 8,162 728,051
Silicon Motion Technology Corp. - ADR 3,384 858,182
3,959,215
Software - 16.80%
ACI Worldwide, Inc.
(a)
8,554 490,401
Adeia, Inc. 20,655 550,456
Clear Secure, Inc. - Class A 10,138 560,023
Commvault Systems, Inc.
(a)
4,655 548,359
Figma, Inc. - Class A
(a)(b)
10,382 252,490
Freshworks, Inc. - Class A
(a)
36,297 412,152
Pegasystems, Inc. 12,716 388,474
3,202,355
Technology Services - 4.68%
Booz Allen Hamilton Holding Corp. 3,423 238,652
Insight Enterprises, Inc.
(a)
5,065 653,030
891,682
TOTAL COMMON STOCKS  (Cost $10,861,014) 17,887,476
SHORT-TERM INVESTMENTS - 16.41%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 6.20%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 7/31/2026 and
maturing 8/3/2026, collateralized by U.S. Treasury Securities with rates ranging from 3.50% to 4.25% and maturity dates
ranging from 10/31/2027 to 3/31/2030 with a par value of
$1,204,222 and a collateral value of $1,204,893 1,181,262 1,181,262
COLLATERAL FOR SECURITIES LOANED - 10.21%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%
(c)
1,945,252 1,945,252
TOTAL SHORT-TERM INVESTMENTS (Cost $3,126,514) 3,126,514
TOTAL INVESTMENTS - 110.27% (Cost $13,987,528) 21,013,990
Liabilities in Excess of Other Assets - (10.27)% (1,957,412)
NET ASSETS - 100.00% $ 19,056,578
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $1,901,496.
(c) Rate disclosed is the seven day effective yield as of July 31, 2026.
ADR - American Depositary Receipt

Red Oak Technology Select Fund
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS - 99.76% Shares Fair Value
COMMUNICATIONS - 15.59%
Internet Media & Services - 15.59%
Alphabet, Inc. - Class A 43,000 $ 15,313,590
Alphabet, Inc. - Class C 201,720 71,943,438
Meta Platforms, Inc. - Class A 44,425 24,731,842
Netflix, Inc.
(a)
135,000 9,680,850
121,669,720
CONSUMER DISCRETIONARY - 9.16%
E-Commerce Discretionary - 9.16%
Amazon.com, Inc.
(a)
263,000 71,425,540
INDUSTRIALS - 5.25%
Aerospace & Defense - 2.37%
Lockheed Martin Corp. - Class B 31,728 18,489,175
Electrical Equipment - 2.88%
Amphenol Corp. - Class A 140,000 22,498,000
TECHNOLOGY - 69.76%
Semiconductors - 32.54%
Advanced Micro Devices, Inc.
(a)
90,000 42,853,500
ASML Holding NV - NY Registry Shares - ADR 10,171 16,568,559
Broadcom, Inc. 156,719 61,007,572
KLA Corp. 287,500 52,560,750
NVIDIA Corp. 268,000 53,801,000
NXP Semiconductors NV 93,550 21,437,918
QUALCOMM, Inc. 38,200 5,638,702
253,868,001
Software - 15.49%
Adobe Systems, Inc.
(a)
60,235 15,083,446
Akamai Technologies, Inc.
(a)
101,780 11,723,021
Cadence Design Systems, Inc.
(a)
23,052 7,838,141
Intuit, Inc. 15,843 5,007,497
Microsoft Corp. 99,403 46,194,562
Oracle Corp. 29,054 3,773,243
Synopsys, Inc.
(a)
60,970 23,702,697
Workday, Inc. - Class A
(a)
47,076 7,548,166
120,870,773
Technology Hardware - 15.33%
Apple, Inc. 106,078 32,768,555
Cisco Systems, Inc. 500,000 57,995,000
NetApp, Inc. 161,334 28,798,119
119,561,674
Technology Services - 6.40%
MasterCard, Inc. - Class A 29,642 16,987,830
Visa, Inc. - Class A 90,000 32,951,700
49,939,530
TOTAL COMMON STOCKS  (Cost $197,424,480) 778,322,413

Red Oak Technology Select Fund
Schedule of Investments (continued)
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 0.34%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 0.34%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 7/31/2026 and
maturing 8/3/2026, collateralized by U.S. Treasury Securities with rates ranging from 3.50% to 4.25% and maturity dates
ranging from 10/31/2027 to 3/31/2030 with a par value of
$2,710,939 and a collateral value of $2,712,450 2,659,251 $ 2,659,251
TOTAL SHORT-TERM INVESTMENTS (Cost $2,659,251) 2,659,251
TOTAL INVESTMENTS - 100.10% (Cost $200,083,731) 780,981,664
Liabilities in Excess of Other Assets - (0.10)% (773,806)
NET ASSETS - 100.00% $ 780,207,858
(a) Non-income producing security.
ADR - American Depositary Receipt

Black Oak Emerging Technology Fund
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS - 96.41% Shares Fair Value
COMMUNICATIONS - 1.82%
Entertainment Content - 1.82%
AppLovin Corp. - Class A
(a)
3,000 $ 1,187,700
CONSUMER DISCRETIONARY - 3.44%
E-Commerce Discretionary - 3.44%
MercadoLibre, Inc.
(a)
1,200 2,253,540
HEALTH CARE - 2.30%
Medical Equipment & Devices - 2.30%
Intuitive Surgical, Inc.
(a)
4,259 1,504,832
INDUSTRIALS - 8.66%
Electrical Equipment - 3.40%
Advanced Energy Industries, Inc. 7,691 2,226,698
Industrial Support Services - 5.26%
Applied Industrial Technologies, Inc. 9,964 3,439,673
TECHNOLOGY - 80.19%
Information Technology - 1.88%
Paylocity Holdings Corp.
(a)
8,930 1,231,402
Semiconductors - 49.40%
Advanced Micro Devices, Inc.
(a)
11,254 5,358,592
Cirrus Logic, Inc.
(a)
21,731 2,810,905
Cohu, Inc.
(a)
54,077 2,595,155
Diodes, Inc.
(a)
25,770 2,121,386
KLA Corp. 21,380 3,908,692
Kulicke & Soffa Industries, Inc. 39,645 3,536,334
Lam Research Corp. 11,821 3,463,790
NVIDIA Corp. 20,660 4,147,495
Silicon Motion Technology Corp. - ADR 17,240 4,372,064
32,314,413
Software - 21.55%
Clear Secure, Inc. - Class A 39,795 2,198,276
Crowdstrike Holdings, Inc. - Class A
(a)
22,304 4,256,941
Nutanix, Inc. - Class A
(a)
22,162 1,307,780
Palantir Technologies, Inc. - Class A
(a)
3,840 472,550
PTC, Inc.
(a)
6,386 876,159
Salesforce, Inc. 10,029 1,845,537
UiPath, Inc. - Class A
(a)(b)
55,510 708,308
Veeva Systems, Inc. - Class A
(a)
6,396 1,303,377
Zscaler, Inc.
(a)
7,452 1,126,742
14,095,670
Technology Hardware - 5.63%
F5, Inc.
(a)
9,141 3,679,892
Technology Services - 1.73%
Amdocs Ltd. 20,298 1,131,005
TOTAL COMMON STOCKS  (Cost $22,045,689) 63,064,825

Black Oak Emerging Technology Fund
Schedule of Investments (continued)
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 4.73%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 3.66%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 7/31/2026 and
maturing 8/3/2026, collateralized by U.S. Treasury Securities with rates ranging from 3.50% to 4.25% and maturity dates
ranging from 10/31/2027 to 3/31/2030 with a par value of
$2,439,323 and a collateral value of $2,440,682 2,392,814 2,392,814
COLLATERAL FOR SECURITIES LOANED - 1.07%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%
(c)
700,664 700,664
TOTAL SHORT-TERM INVESTMENTS (Cost $3,093,478) 3,093,478
TOTAL INVESTMENTS - 101.14% (Cost $25,139,167) 66,158,303
Liabilities in Excess of Other Assets - (1.14)% (747,344)
NET ASSETS - 100.00% $ 65,410,959
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $701,213.
(c) Rate disclosed is the seven day effective yield as of July 31, 2026.
ADR - American Depositary Receipt

Live Oak Health Sciences Fund
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS - 97.50% Shares Fair Value
HEALTH CARE - 97.50%
Biotech - 29.51%
Amgen, Inc. 7,077 $ 2,725,777
Exelixis, Inc.
(a)
52,445 2,781,158
Gilead Sciences, Inc. 15,105 1,966,822
Incyte Corp.
(a)
15,511 1,853,875
Regeneron Pharmaceuticals, Inc. 3,260 2,486,174
United Therapeutics Corp.
(a)
5,543 2,869,667
Vertex Pharmaceuticals, Inc.
(a)
3,831 1,827,770
16,511,243
Health Care Facilities - 3.88%
National HealthCare Corp.
(b)
9,612 2,172,600
Health Care Services - 6.00%
Labcorp Holdings, Inc. 4,153 1,284,108
Medpace Holdings, Inc.
(a)
3,593 2,073,556
3,357,664
Health Care Supply Chain - 18.37%
Cardinal Health, Inc. 14,297 3,288,739
Cencora, Inc. 8,034 2,501,305
Cigna Corp. 6,955 1,940,793
McKesson Corp. 2,973 2,545,453
10,276,290
Large Pharmaceuticals - 20.17%
Bristol-Myers Squibb Co. 34,526 2,254,893
Eli Lilly & Co. 970 1,114,375
Johnson & Johnson 8,261 2,117,707
Merck & Co., Inc. 13,629 1,774,496
Novartis AG - ADR 16,784 2,620,822
Novo Nordisk A/S - ADR 29,943 1,409,716
11,292,009
Managed Care - 1.09%
Elevance Health, Inc. 1,621 609,237
Medical Devices - 5.00%
Medtronic PLC 19,761 1,687,392
Stryker Corp. 3,396 1,106,077
2,793,469
Medical Equipment - 7.69%
Intuitive Surgical, Inc.
(a)
4,755 1,680,084
Lantheus Holdings, Inc.
(a)(b)
26,355 2,626,013
4,306,097
Specialty & Generic Pharmaceuticals - 5.79%
Jazz Pharmaceuticals PLC
(a)
12,812 3,239,642
TOTAL COMMON STOCKS  (Cost $25,793,842) 54,558,251

Live Oak Health Sciences Fund
Schedule of Investments (continued)
July 31, 2026 (Unaudited)
Shares or
Princi Fair Value
SHORT-TERM INVESTMENTS - 8.52%
REPURCHASE AGREEMENTS - 6.93%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 7/31/2026 and
maturing 8/3/2026, collateralized by U.S. Treasury Securities with rates ranging from 3.50% to 4.25% and maturity dates
ranging from 10/31/2027 to 3/31/2030 with a par value of
$3,954,223 and a collateral value of $3,956,427 3,878,830 $ 3,878,830
COLLATERAL FOR SECURITIES LOANED - 1.59%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%
(c)
889,369 889,369
TOTAL SHORT-TERM INVESTMENTS (Cost $4,768,199) 4,768,199
TOTAL INVESTMENTS - 106.02% (Cost $30,562,041) 59,326,450
Liabilities in Excess of Other Assets - (6.02)% (3,368,801)
NET ASSETS - 100.00% $ 55,957,649
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $858,591.
(c) Rate disclosed is the seven day effective yield as of July 31, 2026.
ADR - American Depositary Receipt